13. SEGMENT FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
Notes
13. SEGMENT FINANCIAL INFORMATION:

13.SEGMENT FINANCIAL INFORMATION:

The Company discloses segment information in accordance with FASB ASC 280. FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.

The Company has eight divisions which comprise its operations: Division I through Division V, Division VII, Division VIII and Division IX. Each division consists of branch offices that are aggregated based on vice president responsibility and geographic location. Division I consists of offices located in South Carolina. Prior to 2020, offices in North Georgia comprised Division II, Division III consisted of offices in South Georgia and Division IX consisted of offices in West Georgia. Effective January 1, 2020, the Company geographically realigned the Georgia Divisions into Division II consisting of Middle Georgia, Division III consisting of South Georgia and Division IX consisting of North Georgia. Various branches were realigned in order to be in the appropriate geographic division. Division IV represents our Alabama offices, Division V represents our Mississippi offices, Division VII represents our Tennessee offices and Division VIII represents our Louisiana offices. The following division financial data has been retrospectively presented to give effect to the current structure. The change in the Georgia reporting structure had no impact on the previously reported consolidated results.

Accounting policies of the divisions are the same as those of the Company described in the summary of significant accounting policies. Performance of each division is measured based on objectives set at the beginning of each year and include various factors such as division profit, growth in earning assets and delinquency and credit loss management. All division revenues result from transactions with third parties. The Company does not allocate income taxes or corporate headquarter expenses to the any division.

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2020 followed by a reconciliation to consolidated Company data.

Year 2020	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	DivisionIX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 33.4	$ 28.6	$ 30.3	$ 34.0	$ 21.5	$ 21.5	$ 17.2	$ 26.5	$ 213.0
Insurance Income	4.8	6.7	8.3	4.2	3.8	3.2	3.8	5.3	40.1
Other	.1	.8	1.0	1.1	.6	.5	.4	.7	5.2
	38.3	36.1	39.6	39.3	25.9	25.2	21.4	32.5	258.3

Expenses:
Interest Cost	3.0	3.1	3.2	3.6	2.0	2.2	1.7	2.8	21.6
Provision for Loan Losses	8.5	4.7	6.0	6.6	4.4	5.9	4.5	4.9	45.5
Depreciation	.4	.4	.3	.5	.5	.5	.3	.5	3.4
Other	13.5	12.8	12.9	14.3	10.4	10.2	10.6	13.1	97.8
	25.4	21.0	22.4	25.0	17.3	18.8	17.1	21.3	168.3

Division Profit	$ 12.9	$ 15.1	$ 17.2	$ 14.3	$ 8.6	$ 6.4	$ 4.3	$ 11.2	$ 90.0

Division Assets:
Net Receivables	$ 102.6	$ 106.2	$ 111.3	$ 128.9	$ 71.3	$ 76.5	$ 64.7	$ 97.3	$ 758.8
Cash	.5	.5	.7	.6	.5	.3	.4	.4	3.9
Net Fixed Assets	.7	.8	.9	1.4	1.6	1.2	.9	.9	8.4
Other Assets	3.2	4.6	4.3	5.7	3.7	4.3	3.3	4.5	33.6
Total Division Assets	$ 107.0	$ 112.1	$ 117.2	$ 136.6	$ 77.1	$ 82.3	$ 69.3	$ 103.1	$ 804.7

RECONCILIATION:	2019
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 258.3
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	6.9
Timing difference of insurance income allocation to divisions	.9.7
Other revenues not allocated to divisions	$ 2
Consolidated Revenues (1)	$ 275.2

Net Income:
Total profit or loss for reportable divisions	$ 90.0
Corporate earnings not allocated	16.8
Corporate expenses not allocated	(87.5)
Consolidated Income Before Income Taxes	$ 19.3

Assets:
Total assets for reportable divisions	$ 804.7
Loans held at corporate level	2.2
Unearned insurance at corporate level	(33.8)
Allowance for loan losses at corporate level	(66.3)
Cash and cash equivalents held at corporate level	63.8
Investment securities at corporate level	221.4
Fixed assets at corporate level	5.1
Other assets at corporate level	16.6
Consolidated Assets	$ 1,013.7

Note 1:Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2019 followed by a reconciliation to consolidated Company data.

Year 2019	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	DivisionIX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 32.3	$ 29.0	$ 26.9	$ 32.4	$ 19.0	$ 18.8	$ 15.9	$ 26.1	$ 200.4
Insurance Income	5.3	6.8	8.1	4.4	3.5	3.2	3.7	6.7	41.7
Other	.1	1.1	1.0	1.1	.7	.5	.5	1.0	6.0
	37.7	36.9	36.0	37.9	23.2	22.5	20.1	33.8	248.1

Expenses:
Interest Cost	2.8	3.0	2.8	3.3	1.8	1.8	1.5	2.7	19.7
Provision for Loan Losses	8.4	6.1	5.9	8.2	5.0	5.9	4.1	6.1	49.7
Depreciation	.5	.4	.3	.5	.4	.4	.4	.5	3.4
Other	13.3	12.8	12.5	14.2	10.3	9.8	10.1	13.1	96.1
	25.0	22.3	21.5	26.2	17.5	17.9	16.1	22.4	168.9

Division Profit	$ 12.7	$ 14.6	$ 14.5	$ 11.7	$ 5.7	$ 4.6	$ 4.0	$ 11.4	$ 79.2

Division Assets:
Net Receivables	$ 100.3	$ 103.1	$ 99.4	$ 116.4	$ 63.2	$ 67.8	$ 54.8	$ 92.4	$ 697.4
Cash	.2	.3	.4	.4	.3	.2	.2	.3	2.3
Net Fixed Assets	1.0	1.0	.7	1.4	1.6	1.4	.9	1.1	9.1
Other Assets	3.5	4.8	3.4	5.4	3.2	3.7	3.2	4.4	31.6
Total Division Assets	$ 105.0	$ 109.2	$ 103.9	$ 123.6	$ 68.3	$ 73.1	$ 59.1	$ 98.2	$ 740.4

RECONCILIATION:	2019
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 248.1
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	7.4
Timing difference of insurance income allocation to divisions	7.7
Other revenues not allocated to divisions	.0
Consolidated Revenues (1)	$ 263.3

Net Income:
Total profit or loss for reportable divisions	$ 79.2
Corporate earnings not allocated	15.2
Corporate expenses not allocated	(77.3)
Consolidated Income Before Income Taxes	$ 17.1

Assets:
Total assets for reportable divisions	$ 740.4
Loans held at corporate level	2.4
Unearned insurance at corporate level	(31.6)
Allowance for loan losses at corporate level	(53.0)
Cash and cash equivalents held at corporate level	56.1
Investment securities at corporate level	204.9
Fixed assets at corporate level	6.3
Other assets at corporate level	13.7
Consolidated Assets	$ 939.2

Note 1:Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2018 followed by a reconciliation to consolidated Company data.

Year 2018	DivisionI	DivisionII	DivisionIII	DivisionIV	DivisionV	DivisionVII	DivisionVIII	DivisionIX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$ 26.2	$ 26.3	$ 24.5	$ 29.7	$ 17.0	$ 13.1	$ 13.0	$ 22.9	$ 172.7
Insurance Income	4.4	6.0	7.6	4.2	3.2	2.5	3.0	6.2	37.1
Other	.1	1.0	1.1	1.0	.6	.4	.5	1.0	5.7
	30.7	33.3	33.2	34.9	20.8	16.0	16.5	30.1	215.5

Expenses:
Interest Cost	1.9	2.2	2.1	2.5	1.3	1.1	1.0	1.9	14.0
Provision for Loan Losses	5.4	4.9	5.4	7.1	3.8	3.8	3.1	5.1	38.6
Depreciation	.5	.5	.3	.5	.3	.3	.3	.5	3.2
Other	12.6	12.2	12.0	13.2	9.5	8.2	8.8	12.0	88.5
	20.4	19.8	19.8	23.3	14.9	13.4	13.2	19.5	144.3

Division Profit	$ 10.3	$ 13.5	$ 13.4	$ 11.6	$ 5.9	$ 2.6	$ 3.3	$ 10.6	$ 71.2

Division Assets:
Net Receivables	$ 85.0	$ 95.3	$ 88.2	$ 105.4	$ 55.0	$ 53.8	$ 44.4	$ 82.9	$ 610.0
Cash	.3	.4	.4	.4	.3	.2	.3	.3	2.6
Net Fixed Assets	1.0	1.1	.7	1.4	.9	1.0	.7	1.1	7.9
Other Assets	-	-	.1	.2	.1	-	.1	.1	.6
Total Division Assets	$ 86.3	$ 96.8	$ 89.4	$ 107.4	$ 56.3	$ 55.0	$ 45.5	$ 84.4	$ 621.1

RECONCILIATION:	2018
(In Millions)
Revenues:
Total revenues from reportable divisions	$ 215.5
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	7.2
Timing difference of insurance income allocation to divisions	7.2
Other revenues not allocated to divisions	.1
Consolidated Revenues (1)	$ 230.1

Net Income:
Total profit or loss for reportable divisions	$ 71.2
Corporate earnings not allocated	14.5
Corporate expenses not allocated	(65.2)
Consolidated Income Before Income Taxes	$ 20.5

Assets:
Total assets for reportable divisions	$ 621.1
Loans held at corporate level	2.4
Unearned insurance at corporate level	(27.3)
Allowance for loan losses at corporate level	(43.0)
Cash and cash equivalents held at corporate level	11.4
Investment securities at corporate level	213.0
Fixed assets at corporate level	7.5
Other assets at corporate level	11.3
Consolidated Assets	$ 796.4

Note 1:Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.